As filed with the Securities and Exchange Commission on June 21, 2012

Securities Act File No. 333-173240

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
(Check appropriate box or boxes)

BLACKROCK BASIC VALUE FUND, INC.

(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Telephone Number: (800) 441-7762 (Area Code and Telephone Number)

John Perlowski

President Chief Executive Officer

55 East 52nd Street,

New York, New York 10055

(Name and Address of Agent for Service)

Copies to:

Maria Gattuso, Esq.	Ben Archibald, Esq.
Willkie Farr & Gallagher LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6099	New York, New York 10055

Title of securities being registered: Shares of common stock, par value $0.10 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Part A—Combined Prospectus/Proxy Statement and Part B—Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to 497(b) on May 20, 2011.

PART C

OTHER INFORMATION

Item 15.    Indemnification

Reference is made to Article VI of the Registrant’s Charter, Article IV of the Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement.

In Section 9 of each Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Article IV, Section 1 of the Registrant’s Bylaws provides:

Section 1. No Personal Liability of Directors or Officers. No Director, advisory board member or officer of the Fund shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Fund or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his or her duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the assets of the Fund for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Director, advisory board member or officer, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, such person shall not, on account thereof, be held to any personal liability. Any repeal or modification of the Charter or this Article IV Section 1 shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 2 of the Registrant’s Bylaws further provides:

Section 2. Mandatory Indemnification.

The Fund hereby agrees to indemnify each person who is or was a Director, advisory board member or officer of the Fund (each such person being an “Indemnitee”) to the full extent permitted under applicable law against any and all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and legal fees and expenses reasonably incurred by such Indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while acting in any capacity set forth in this Article IV by reason of having acted in any such capacity, whether such liability or expense is asserted before or after service, except with respect to any matter as to which such person shall not have acted in good faith in the reasonable belief that his or her action was in the best interest of the Fund or, in the case of any criminal proceeding, as to which such person shall have had reasonable cause to believe that the conduct was unlawful; provided, however, that no Indemnitee shall be indemnified hereunder against any liability to any person or any expense of such Indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of the Indemnitee’s position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as “Disabling Conduct”). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any Indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such Indemnitee (A) was authorized by a majority of the Directors or (B) was instituted by the Indemnitee to enforce his or her rights to indemnification hereunder in a case in which the Indemnitee is found to be entitled to such indemnification. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which such person reasonably believed to be in or not opposed to the best interests of the Fund, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person’s conduct was unlawful.

Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such Indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (A) a majority vote of a quorum of those Directors who are both Independent Directors and not parties to the proceeding (“Independent Non-Party Directors”), that the Indemnitee is entitled to indemnification hereunder, or (B) if such quorum is not obtainable or even if obtainable, if such majority so directs, a Special Counsel in a written opinion concludes that the Indemnitee should be entitled to indemnification hereunder.

Notwithstanding the foregoing, to the extent that an Indemnitee has been successful on the merits or otherwise in defense of any action, suit or proceeding described above, or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys’ fees) actually and reasonably incurred by such person in connection therewith, without the necessity of authorization in the specific case.

The Fund shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder, to the full extent permitted under applicable law, only if the Fund receives a written affirmation by the Indemnitee of the Indemnitee’s good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking by the Indemnitee to reimburse the Fund if it shall ultimately be determined that the standards of conduct necessary for indemnification have not been met. In addition, at least one of the following conditions must be met: (i) the Indemnitee shall provide adequate security for his or her undertaking, (ii) the Fund shall be insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of the Independent Non-Party Directors, or if such quorum is not obtainable or even if obtainable, if a majority vote of such quorum so direct, Special Counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the Indemnitee ultimately will be found entitled to indemnification.

The rights accruing to any Indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under the Charter, these Bylaws or any statute, insurance policy, agreement, vote of Shareholders or Independent Directors or any other right to which such person may be lawfully entitled.

Subject to any limitations provided by the 1940 Act and the Charter, the Fund shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Fund or serving in any capacity at the request of the Fund to the full extent permitted for corporations organized under the corporations laws of the state in which the Fund was formed, provided that such indemnification has been approved by a majority of the Directors.

Any repeal or modification of the Charter or Section 2 of this Article IV shall not adversely affect any right or protection of a Director, advisory board member or officer of the Fund existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

Article IV, Section 4 of the Registrant’s Bylaws further provides:

Section 4. Survival of Indemnification and Advancement of Expenses. The indemnification and advancement of expenses provided by, or granted pursuant to, this Article IV or the Charter shall continue as to a person who has ceased to be a Director, advisory board member or officer and shall inure to the benefit of the heirs, executors and personal and legal representatives of such a person.

Article IV, Section 5 of the Registrant’s Bylaws further provides:

Insurance. The Directors may maintain insurance for the protection of the Fund’s property, the Shareholders, Directors, officers, employees and agents in such amount as the Directors shall deem adequate to cover possible tort liability, and such other insurance as the Directors in their sole judgment shall deem advisable or is required by the 1940 Act. The Registrant may purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the General Laws of the State of Maryland from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

Item 16.    Exhibits

1(a)	Articles of Incorporation of the Registrant, dated March 22, 1977. (a)

(b)	Articles of Amendment, dated October 3, 1988, to the Articles of Incorporation of the Registrant. (a)

(c)	Articles Supplementary, dated October 3, 1988, to the Articles of Incorporation of the Registrant. (b)

(d)	Articles Supplementary, dated November 15, 1991, to the Articles of Incorporation of the Registrant. (b)

(e)	Articles of Amendment, dated October 17, 1994, to the Articles of Incorporation of the Registrant. (a)

(f)	Articles Supplementary, dated October 17, 1994, to the Articles of Incorporation of the Registrant. (a)

(g)	Articles Supplementary, dated March 17, 1995, to the Articles of Incorporation of the Registrant. (a)

(h)	Articles Supplementary, dated September 17, 1996, to the Articles of Incorporation of the Registrant. (c)

(i)	Articles of Amendment, dated July 31, 2000, to the Articles of Incorporation of the Registrant. (d)

(j)	Articles Supplementary Increasing the Authorized Capital Stock of the Corporation and Creating an Additional Class of Common Stock, dated December 9, 2002. (e)

(k)	Articles of Amendment, dated April 14, 2003, to the Articles of Incorporation of the Registrant. (i)

(l)	Form of Articles of Amendment changing name to BlackRock Basic Value Fund, Inc. (k)

(m)	Forms of Articles of Amendment Reclassifying shares of Authorized Capital Stock. (k)

2	Amended and Restated By-Laws of the Registrant (incorporated by reference to the identically numbered Exhibit to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of the Registrant (File No. 2-58521) filed on August 21, 2009).

3	None.

4	Agreement and Plan of Reorganization among the Registrant, Master Basic Value LLC and BlackRock Focus Value Fund, Inc. is included in Appendix II to the Combined Proxy Statement/Prospectus.

5	Portions of the Articles of Incorporation, as amended and supplemented, and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant. (f)

6	Not Applicable.

7	Form of Unified Distribution Agreement between the Registrant and BlackRock Investments, LLC (formerly BlackRock Investments, Inc.). (m)

8	None.

9(a)	Form of Administration Agreement between the Registrant and BlackRock Advisors, LLC. (k)

(b)	Form of Transfer Agency Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., formerly PFPC Inc. (l)

10(a)	Form of Unified Investor A Distribution Plan of the Registrant. (m)

(b)	Form of Unified Investor B Distribution Plan of the Registrant. (m)

(c)	Form of Unified Investor C Distribution Plan of the Registrant. (m)

(d)	Form of Class R Distribution Plan. (m)

(e)	Plan pursuant to Rule 18f-3. (g)

11	Opinion of Miles & Stockbridge, P.C. counsel to the Registrant is incorporated by reference to Exhibit 11 to the Registration Statement on Form N-14 (File No. 333-173240), filed on April 1, 2011.

12	Opinion of Willkie Farr & Gallagher, LLP, special tax counsel. *

13	None.

14	Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock Focus Value Fund and the BlackRock Basic Value Fund is incorporated by reference to Exhibit 14 to the Registration Statement on Form N-14 (File No. 333-173240), filed on April 1, 2011.

15	None.

16	Power of Attorney is included on the signature page of the Registrant’s Registration Statement on Form N-14 (File No. 333-173240), filed on April 1, 2011.

17(a)	Prospectus and Statement of Additional Information of BlackRock Focus Value Fund, Inc., each dated October 28, 2010. (p)

(b)	Annual Report to shareholders of BlackRock Focus Value Fund, Inc., for the fiscal year ended June 30, 2010, dated September 4, 2010. (q)

(c)	Semi-Annual Report to shareholders of the BlackRock Focus Value Fund, Inc. for the fiscal period ended December 31, 2010, dated March 8, 2011. (r)

(d)	Prospectus and Additional Information of BlackRock Basic Value Fund, Inc., each dated October 28, 2010, as amended May 13, 2011. (s)

(e)	Annual Report to shareholders of the BlackRock Basic Value Fund, Inc., for the fiscal year ended June 30, 2010. (t)

(f)	Semi-Annual Report to shareholders of the BlackRock Basic Value Fund, Inc., for the fiscal period ended December 31, 2010, dated March 8, 2011. (u)

(g)	Form of Proxy Card is incorporated by reference to Exhibit 17(g) to the Registration Statement on Form N-14 (File No. 333-173240), filed on April 1, 2011.

*	Filed herewith.
(a)	Filed on October 27, 1995 as an exhibit to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 2-58521) (the “Registration Statement”).
(b)	Filed on October 19, 1999 as an exhibit to Post-Effective Amendment No. 28 to the Registration Statement.
(c)	Filed on October 28, 1996 as an exhibit to Post-Effective Amendment No. 25 to the Registration Statement.
(d)	Filed on October 10, 2000 as an exhibit to Post-Effective Amendment No. 29 to the Registration Statement.
(e)	Filed on December 20, 2002 as an exhibit to Post-Effective Amendment No. 32 to the Registration Statement.

(f)	Reference is made to Article III, Article V, Article VI (sections 2, 3, 4 and 5), Article VII, Article VIII, and Article X of the Registrant’s Articles of Incorporation, as amended and supplemented, filed as Exhibit (1) to the Registration Statement; and to Article II, Article III (sections 1, 3, 5, 6 and 17), Article VI, Article VII, Article XII, Article XIII, Article XIV and Article XV of the Registrant’s By-Laws, filed as Exhibit (2) to the Registration Statement.
(g)	Incorporated by reference to an exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on July 21, 2006.
(h)	Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Ready Assets Prime Money Fund (File No. 2-52711), filed on April 29, 2009.
(i)	Filed on October 22, 2003 as an exhibit to Post-Effective Amendment No. 33 to the Registration Statement.
(j)	Incorporated by reference to Exhibit 99(a) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of BlackRock Funds II (File No. 333-142592 ) filed on September 21, 2010.
(k)	Filed on September 27, 2006 as an exhibit to Post-Effective Amendment No. 36 to the Registration Statement.
(l)	Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 2-74452), filed on April 23, 2007.
(m)	Filed on October 28, 2008 as an exhibit to Post-Effective Amendment No. 38 to the Registration Statement.
(n)	Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Ready Assets Prime Money Fund (File No. 2-52711), filed on April 29, 2009.
(o)	Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of Ready Assets Prime Money Fund (File No, 2-52711), filed on April 29, 2009.
(p)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File No. 002-77068), filed on October 28, 2010.
(q)	Incorporated by reference to the Certified Shareholder Report on Form N-CSR, filed on September 3, 2010.
(r)	Incorporated by reference to the Certified Shareholder Report on Form N-CSRS, filed on March 8, 2011.
(s)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A (File No. 002-58521), filed on October 28, 2010, as amended May 16, 2011.
(t)	Incorporated by reference to the Certified Shareholder Report on Form N-CSR, filed on September 4, 2010.
(u)	Incorporated by reference to the Certified Shareholder Report on Form N-CSRS, filed on March 8, 2011.

Item 7.    Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 21st day of June 2012.

BLACKROCK BASIC VALUE FUND, INC. (Registrant)

By:	/s/ John Perlowski
(John Perlowski, President and Chief Executive Officer)

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Perlowski (John Perlowski)	President and Chief Executive Officer (Principal Executive Officer)	June 21, 2012

/s/ Neal J. Andrews (Neal J. Andrews)	Chief Financial Officer (Principal Financial and Accounting Officer)	June 21, 2012

/s/ Paul L. Audet (Paul L. Audet)	Director	June 21, 2012

James H. Bodurtha* (James H. Bodurtha)	Director

Bruce R. Bond* (Bruce R. Bond)	Director

Donald W. Burton* (Donald W. Burton)	Director

Stuart E. Eizenstat* (Stuart E. Eizenstat)	Director

Laurence D. Fink* (Laurence D. Fink)	Director

Kenneth A. Froot* (Kenneth A. Froot)	Director

Henry Gabbay* (Henry Gabbay)	Director

Robert M. Hernandez* (Robert M. Hernandez)	Director

John F. O’Brien* (John F. O’Brien)	Director

Roberta Cooper Ramo* (Roberta Cooper Ramo)	Director

David H. Walsh* (David H. Walsh)	Director

Fred G. Weiss* (Fred G. Weiss)	Director

*By:	Ben Archibald Ben Archibald (Attorney-in-Fact)	June 21, 2012

EXHIBIT INDEX

Exhibit No.	Description

12	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders.